Repurchase of shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
2018 Share Repurchase Program
Share Repurchase Program [Line Items]
Maximum value of ordinary shares or ADSs of the Company to repurchase	$ 10,000,000
Effective period	Period from November 28, 2018 to November 27, 2019
Total number of ADSs purchased as part of the publicly announced plan			1,301,912
Average price paid per ADS			$ 3.3857
January 2020 Share Repurchase Program
Share Repurchase Program [Line Items]
Maximum value of ordinary shares or ADSs of the Company to repurchase	$ 10,000,000
Effective period	Period from December 30, 2019 to December 29, 2020
Total number of ADSs purchased as part of the publicly announced plan		768,079
Average price paid per ADS		$ 7.0892
December 2020 Share Repurchase Program
Share Repurchase Program [Line Items]
Maximum value of ordinary shares or ADSs of the Company to repurchase	$ 25,000,000
Effective period	Period from December 30, 2020 to December 31, 2021
Total number of ADSs purchased as part of the publicly announced plan	1,209,920	27,599
Average price paid per ADS	$ 8.8324	$ 8.3686
December 2021 Share Repurchase Program
Share Repurchase Program [Line Items]
Maximum value of ordinary shares or ADSs of the Company to repurchase	$ 20,000,000
Effective period	Year ending December 31, 2022